Share-Based Compensation Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ 10.1	$ 11.2
Stock options and restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	8.2	8.0
Deferred share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ 1.9	$ 3.2